Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.5%)
	Linde plc	67,337	31,042
	Air Products & Chemicals Inc.	31,079	10,391
	Freeport-McMoRan Inc.	200,389	8,857
	Ecolab Inc.	34,902	8,683
	Newmont Corp. (XNYS)	161,408	6,769
	Fastenal Co.	80,147	6,697
	Nucor Corp.	33,551	5,190
	International Flavors & Fragrances Inc.	36,011	3,290
	LyondellBasell Industries NV Class A	36,351	3,029
	Steel Dynamics Inc.	20,693	3,006
	International Paper Co.	48,561	2,857
	Reliance Inc.	8,017	2,575
	Avery Dennison Corp.	11,281	2,323
	CF Industries Holdings Inc.	25,464	2,283
	Albemarle Corp.	16,385	1,765
	Eastman Chemical Co.	16,440	1,722
	Alcoa Corp.	35,278	1,638
*	RBC Bearings Inc.	4,039	1,354
	Royal Gold Inc.	9,189	1,344
	United States Steel Corp.	31,479	1,283
	Southern Copper Corp.	12,274	1,232
	Mosaic Co.	45,046	1,192
	Celanese Corp.	15,076	1,104
	FMC Corp.	17,501	1,034
	Element Solutions Inc.	31,712	909
*	Cleveland-Cliffs Inc.	65,983	821
	Hexcel Corp.	11,642	738
	Timken Co.	9,101	705
	Olin Corp.	15,960	680
	Westlake Corp.	4,830	620
	Ashland Inc.	6,986	545
	NewMarket Corp.	955	510
	Scotts Miracle-Gro Co.	6,127	472
	Chemours Co.	21,402	465
	Huntsman Corp.	23,069	452
*	MP Materials Corp.	18,511	390
			117,967
Consumer Discretionary (14.9%)
*	Amazon.com Inc.	1,301,546	270,578
*	Tesla Inc.	389,373	134,396
	Costco Wholesale Corp.	62,116	60,369
	Home Depot Inc.	138,948	59,627
	Walmart Inc.	608,235	56,262
*	Netflix Inc.	59,937	53,153
	Walt Disney Co.	257,261	30,220
	McDonald's Corp.	100,958	29,885
	Booking Holdings Inc.	4,768	24,803
	Lowe's Cos. Inc.	80,174	21,842
*	Uber Technologies Inc.	281,391	20,249
	TJX Cos. Inc.	158,728	19,951
	Starbucks Corp.	158,695	16,260
	NIKE Inc. Class B	168,518	13,274
*	Chipotle Mexican Grill Inc.	191,307	11,769
*	O'Reilly Automotive Inc.	8,100	10,070
*	Spotify Technology SA	20,578	9,815
	Marriott International Inc. Class A	32,124	9,287
	Hilton Worldwide Holdings Inc.	34,420	8,723
	General Motors Co.	156,572	8,704
	Target Corp.	64,738	8,566

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
*	Airbnb Inc. Class A	61,199	8,330
	Royal Caribbean Cruises Ltd.	33,184	8,099
*	Trade Desk Inc. Class A	61,837	7,949
*	Copart Inc.	122,213	7,747
*	AutoZone Inc.	2,389	7,572
	Ross Stores Inc.	46,099	7,139
	DR Horton Inc.	41,439	6,994
	Electronic Arts Inc.	37,461	6,131
	Ford Motor Co.	549,419	6,115
	Lennar Corp. Class A	34,603	6,034
	Delta Air Lines Inc.	90,081	5,749
	Yum! Brands Inc.	39,330	5,465
*	Lululemon Athletica Inc.	16,864	5,408
	Garmin Ltd.	21,618	4,596
*	Take-Two Interactive Software Inc.	24,092	4,538
	eBay Inc.	70,665	4,472
*	United Airlines Holdings Inc.	45,885	4,443
	Tractor Supply Co.	15,067	4,274
*	Deckers Outdoor Corp.	21,215	4,157
*	Coupang Inc.	161,491	4,095
*	Carvana Co.	15,147	3,945
	PulteGroup Inc.	28,975	3,919
*	NVR Inc.	406	3,750
*	Warner Bros Discovery Inc.	342,012	3,584
*	Roblox Corp. Class A	71,271	3,573
*	Carnival Corp.	140,284	3,567
*	Expedia Group Inc.	17,806	3,287
	Williams-Sonoma Inc.	17,922	3,083
*	Live Nation Entertainment Inc.	22,010	3,043
	Darden Restaurants Inc.	16,700	2,944
	Omnicom Group Inc.	27,296	2,861
*	DraftKings Inc. Class A	63,142	2,756
	Best Buy Co. Inc.	30,353	2,732
	Southwest Airlines Co.	83,771	2,711
*	Liberty Media Corp.-Liberty Formula One Class C	30,090	2,659
	Las Vegas Sands Corp.	49,483	2,626
*	Ulta Beauty Inc.	6,728	2,601
*	Burlington Stores Inc.	8,923	2,515
	RB Global Inc. (XTSE)	25,479	2,491
	Genuine Parts Co.	19,609	2,485
	Dollar General Corp.	30,888	2,387
	Estee Lauder Cos. Inc. Class A	32,420	2,338
	Toll Brothers Inc.	14,122	2,333
	Domino's Pizza Inc.	4,895	2,331
*	Aptiv plc	38,216	2,122
*	Dollar Tree Inc.	28,558	2,035
	Tapestry Inc.	31,971	1,991
	Rollins Inc.	39,349	1,980
	Pool Corp.	5,239	1,976
	Texas Roadhouse Inc.	9,399	1,929
*	CarMax Inc.	22,148	1,860
*	Duolingo Inc.	5,150	1,794
*	BJ's Wholesale Club Holdings Inc.	18,330	1,765
	Service Corp. International	19,819	1,756
*	Floor & Decor Holdings Inc. Class A	14,787	1,659
	News Corp. Class A	55,832	1,639
	Interpublic Group of Cos. Inc.	53,154	1,638
	Dick's Sporting Goods Inc.	7,779	1,612
*	Norwegian Cruise Line Holdings Ltd.	59,382	1,597
*	TKO Group Holdings Inc.	11,113	1,533
*	GameStop Corp. Class A	52,371	1,521
*	Cava Group Inc.	10,621	1,497
	Aramark	36,457	1,483
	Fox Corp. Class A	31,413	1,480
	Lithia Motors Inc.	3,751	1,451
	Murphy USA Inc.	2,588	1,418
*	Rivian Automotive Inc. Class A	115,933	1,418
	LKQ Corp.	35,942	1,412
	Churchill Downs Inc.	9,807	1,394
	Wingstop Inc.	4,155	1,366

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Wynn Resorts Ltd.	14,367	1,356
*	American Airlines Group Inc.	90,481	1,314
	Tempur Sealy International Inc.	23,337	1,306
	Ralph Lauren Corp.	5,559	1,286
	Hasbro Inc.	19,606	1,277
*	MGM Resorts International	32,353	1,240
*	Planet Fitness Inc. Class A	12,273	1,222
*	Light & Wonder Inc.	12,696	1,207
	New York Times Co. Class A	22,234	1,206
*	Skechers USA Inc. Class A	18,271	1,166
*	Caesars Entertainment Inc.	30,282	1,166
	H&R Block Inc.	19,552	1,159
	Bath & Body Works Inc.	31,870	1,155
	BorgWarner Inc. (XNYS)	31,274	1,073
	Wyndham Hotels & Resorts Inc.	10,624	1,043
*	SiteOne Landscape Supply Inc.	6,369	976
	VF Corp.	48,266	976
	Gentex Corp.	31,798	972
	Hyatt Hotels Corp. Class A	6,122	967
*	e.l.f. Beauty Inc.	7,434	963
*	Alaska Air Group Inc.	17,986	946
*	SharkNinja Inc.	9,324	938
	Vail Resorts Inc.	5,215	935
*	Bright Horizons Family Solutions Inc.	8,027	928
	Sirius XM Holdings Inc.	34,054	918
*	Mattel Inc.	47,895	911
*	Etsy Inc.	16,245	891
*	Lyft Inc. Class A	51,240	890
	U-Haul Holding Co.	14,250	890
*	Crocs Inc.	8,391	886
	Fox Corp. Class B	19,578	876
	Paramount Global Class B	79,827	866
*	Ollie's Bargain Outlet Holdings Inc.	8,581	849
	Whirlpool Corp.	7,407	825
	PVH Corp.	7,570	820
*	Dutch Bros Inc. Class A	15,149	814
*	RH	2,085	803
	Thor Industries Inc.	7,026	784
	Lear Corp.	7,955	778
	Nexstar Media Group Inc.	4,311	735
*	Five Below Inc.	7,792	722
	Boyd Gaming Corp.	9,674	714
*	Valvoline Inc.	17,940	712
	Gap Inc.	27,653	671
*	Grand Canyon Education Inc.	4,031	663
*	AutoNation Inc.	3,633	650
	Macy's Inc.	39,133	636
[1]	Choice Hotels International Inc.	4,002	605
*	Madison Square Garden Sports Corp.	2,633	605
*	Wayfair Inc. Class A	13,001	601
	Harley-Davidson Inc.	16,757	564
	Newell Brands Inc.	58,587	562
	Polaris Inc.	7,348	507
	Travel & Leisure Co.	9,039	505
*	YETI Holdings Inc.	12,217	493
*	Liberty Media Corp.-Liberty Live Class C	6,691	489
	Marriott Vacations Worldwide Corp.	4,794	476
*	Penn Entertainment Inc.	21,132	456
	Wendy's Co.	24,711	454
	News Corp. Class B	13,729	441
	Penske Automotive Group Inc.	2,610	435
	Columbia Sportswear Co.	4,588	400
*	Coty Inc. Class A	53,020	392
*	Capri Holdings Ltd.	16,091	377
	Advance Auto Parts Inc.	8,310	344
*	Under Armour Inc. Class A	33,475	325
	Nordstrom Inc.	14,102	320
*	Lucid Group Inc.	133,691	291
*	Birkenstock Holding plc	5,526	285
	Carter's Inc.	5,121	279

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Avis Budget Group Inc.	2,538	277
*	QuantumScape Corp.	48,309	253
	Leggett & Platt Inc.	18,527	233
	Kohl's Corp.	15,516	232
*	Amer Sports Inc.	8,795	232
*	TripAdvisor Inc.	15,184	218
	Dillard's Inc. Class A	442	196
*	Liberty Media Corp.-Liberty Live Class A	2,656	190
*	Under Armour Inc. Class C	21,194	186
*	Liberty Media Corp.-Liberty Formula One Class A	2,168	175
	Playtika Holding Corp.	9,999	84
*	U-Haul Holding Co. (XNYS)	1,114	79
[1]	Paramount Global Class A	2,307	53
	Lennar Corp. Class B	283	47
			1,168,699
Consumer Staples (4.2%)
	Procter & Gamble Co.	330,768	59,293
	Coca-Cola Co.	543,976	34,858
	PepsiCo Inc.	192,607	31,482
	Philip Morris International Inc.	217,782	28,978
	Altria Group Inc.	240,764	13,902
	Mondelez International Inc. Class A	187,761	12,195
	McKesson Corp.	18,158	11,412
	Colgate-Palmolive Co.	113,805	10,997
	CVS Health Corp.	176,974	10,592
	Kimberly-Clark Corp.	47,143	6,569
	Kenvue Inc.	267,966	6,453
	Corteva Inc.	97,712	6,082
	Cencora Inc.	23,229	5,843
	Kroger Co.	92,805	5,669
*	Monster Beverage Corp.	100,014	5,514
	Constellation Brands Inc. Class A	22,301	5,373
	Sysco Corp.	69,625	5,369
	General Mills Inc.	78,154	5,179
	Keurig Dr Pepper Inc.	157,375	5,138
	Kraft Heinz Co.	124,353	3,976
	Church & Dwight Co. Inc.	34,330	3,781
	Archer-Daniels-Midland Co.	66,565	3,634
	Hershey Co.	20,437	3,600
	Kellanova	36,536	2,970
	Clorox Co.	17,295	2,891
	McCormick & Co. Inc.	35,123	2,754
	Tyson Foods Inc. Class A	39,152	2,525
*	US Foods Holding Corp.	32,216	2,248
	Casey's General Stores Inc.	5,144	2,165
*	Performance Food Group Co.	21,533	1,900
	Conagra Brands Inc.	66,616	1,835
	Bunge Global SA	19,864	1,783
	J M Smucker Co.	14,360	1,691
	Lamb Weston Holdings Inc.	20,118	1,554
	Molson Coors Beverage Co. Class B	24,450	1,517
*	BellRing Brands Inc.	18,311	1,437
	Ingredion Inc.	9,177	1,352
	Hormel Foods Corp.	40,462	1,312
	Campbell Soup Co.	27,168	1,255
	Albertsons Cos. Inc. Class A	57,796	1,147
	Coca-Cola Consolidated Inc.	845	1,102
	Brown-Forman Corp. Class B	24,304	1,023
*	Freshpet Inc.	6,560	1,004
	Walgreens Boots Alliance Inc.	100,574	907
*	Darling Ingredients Inc.	21,977	891
*	Post Holdings Inc.	6,974	840
*	Celsius Holdings Inc.	24,795	705
	Flowers Foods Inc.	25,870	585
*	Boston Beer Co. Inc. Class A	1,265	400
	Spectrum Brands Holdings Inc.	3,622	333
*	Pilgrim's Pride Corp.	5,577	288
*	Grocery Outlet Holding Corp.	13,658	287
	Brown-Forman Corp. Class A	6,833	283

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Reynolds Consumer Products Inc.	7,625	211
	Seaboard Corp.	40	105
			327,189
Energy (3.6%)
	Exxon Mobil Corp.	628,844	74,178
	Chevron Corp.	241,394	39,089
	ConocoPhillips	183,944	19,928
	EOG Resources Inc.	80,571	10,737
	Williams Cos. Inc.	170,404	9,972
	ONEOK Inc.	81,842	9,297
	Schlumberger NV	200,330	8,802
	Phillips 66	58,538	7,843
	Marathon Petroleum Corp.	49,386	7,712
	Kinder Morgan Inc.	271,352	7,671
	Cheniere Energy Inc.	32,147	7,201
	Targa Resources Corp.	30,744	6,281
	Valero Energy Corp.	44,642	6,209
	Baker Hughes Co.	139,500	6,131
	Hess Corp.	39,039	5,746
	Occidental Petroleum Corp.	93,591	4,734
	Diamondback Energy Inc.	26,464	4,700
	Texas Pacific Land Corp.	2,641	4,226
	Halliburton Co.	122,860	3,914
	EQT Corp.	82,214	3,736
	Devon Energy Corp.	87,604	3,325
	Expand Energy Corp.	31,526	3,120
*	First Solar Inc.	15,018	2,993
	Coterra Energy Inc.	104,501	2,792
	TechnipFMC plc	60,470	1,897
	Ovintiv Inc. (XNYS)	36,336	1,650
	DTE Midstream LLC	13,696	1,453
	Permian resources Corp.	92,391	1,447
*	Antero Resources Corp.	40,857	1,336
*	Enphase Energy Inc.	18,557	1,324
	Range Resources Corp.	33,654	1,203
	APA Corp.	50,919	1,153
	Chord Energy Corp.	8,680	1,107
	Matador Resources Co.	16,537	992
	HF Sinclair Corp.	22,360	915
	NOV Inc.	54,874	879
	Weatherford International plc	10,160	836
	Viper Energy Inc.	14,409	780
	Antero Midstream Corp.	46,843	748
	Civitas Resources Inc.	14,071	730
	New Fortress Energy Inc.	9,058	97
			278,884
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	256,493	123,891
	JPMorgan Chase & Co.	401,613	100,291
	Bank of America Corp.	951,144	45,189
	Wells Fargo & Co.	490,983	37,398
	Goldman Sachs Group Inc.	44,179	26,886
	S&P Global Inc.	43,871	22,923
	Progressive Corp.	81,930	22,029
	Morgan Stanley	162,638	21,405
	Blackrock Inc.	20,691	21,163
	Citigroup Inc.	268,396	19,021
	Blackstone Inc.	98,865	18,892
	Charles Schwab Corp.	208,946	17,292
	Chubb Ltd.	56,682	16,366
	Marsh & McLennan Cos. Inc.	69,109	16,118
	KKR & Co. Inc.	94,335	15,364
	Intercontinental Exchange Inc.	79,580	12,809
	Apollo Global Management Inc.	73,058	12,787
	CME Group Inc.	50,409	11,997
	PNC Financial Services Group Inc.	55,665	11,952
	US Bancorp	218,812	11,661
	Moody's Corp.	22,091	11,045
	Aon plc Class A (XNYS)	27,490	10,763

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Arthur J Gallagher & Co.	30,214	9,434
	Aflac Inc.	78,104	8,904
	Truist Financial Corp.	186,547	8,895
	Travelers Cos. Inc.	32,026	8,520
	Bank of New York Mellon Corp.	103,418	8,467
*	Coinbase Global Inc. Class A	27,626	8,183
	Ameriprise Financial Inc.	14,046	8,062
	Allstate Corp.	36,750	7,622
	MetLife Inc.	82,120	7,245
	American International Group Inc.	91,157	7,008
	MSCI Inc.	10,761	6,560
	Prudential Financial Inc.	50,218	6,499
	Discover Financial Services	34,941	6,374
*	NU Holdings Ltd. Class A	445,110	5,577
	M&T Bank Corp.	23,253	5,115
	Arch Capital Group Ltd.	50,540	5,090
	Hartford Financial Services Group Inc.	40,900	5,043
	Nasdaq Inc.	57,532	4,775
	Willis Towers Watson plc	14,269	4,595
	Fifth Third Bancorp	95,458	4,588
	Ares Management Corp. Class A	25,702	4,542
	Raymond James Financial Inc.	26,574	4,498
	State Street Corp.	42,412	4,178
	Broadridge Financial Solutions Inc.	16,480	3,890
	First Citizens BancShares Inc. Class A	1,677	3,849
	Brown & Brown Inc.	33,602	3,800
	T Rowe Price Group Inc.	30,565	3,785
	Huntington Bancshares Inc.	203,327	3,662
	Regions Financial Corp.	129,121	3,520
*	Robinhood Markets Inc. Class A	93,541	3,512
	Cincinnati Financial Corp.	21,464	3,431
	LPL Financial Holdings Inc.	10,359	3,368
*	Markel Group Inc.	1,801	3,211
	Cboe Global Markets Inc.	14,831	3,201
	Northern Trust Corp.	27,736	3,083
	Citizens Financial Group Inc.	62,852	3,026
	Interactive Brokers Group Inc. Class A	14,846	2,837
	Principal Financial Group Inc.	31,997	2,787
	W R Berkley Corp.	41,113	2,654
	FactSet Research Systems Inc.	5,349	2,625
	KeyCorp	130,366	2,540
*	SoFi Technologies Inc.	145,183	2,382
	Everest Group Ltd.	6,009	2,329
	Fidelity National Financial Inc.	36,276	2,300
	Equitable Holdings Inc.	46,013	2,219
	Tradeweb Markets Inc. Class A	16,157	2,189
	Loews Corp.	24,912	2,161
	East West Bancorp Inc.	19,300	2,117
	Reinsurance Group of America Inc.	9,236	2,110
	RenaissanceRe Holdings Ltd.	7,134	2,041
	Unum Group	26,027	2,002
	Jefferies Financial Group Inc.	24,498	1,939
	Blue Owl Capital Inc.	70,649	1,677
	Assurant Inc.	7,338	1,666
	First Horizon Corp.	76,873	1,624
	Carlyle Group Inc.	30,323	1,614
	Stifel Financial Corp.	13,765	1,594
	Kinsale Capital Group Inc.	3,086	1,569
	Evercore Inc. Class A	5,064	1,559
	Ally Financial Inc.	38,785	1,551
	American Financial Group Inc.	10,119	1,486
	Primerica Inc.	4,894	1,482
	Webster Financial Corp.	23,677	1,463
	Annaly Capital Management Inc.	70,924	1,414
	Western Alliance Bancorp	15,063	1,410
	Globe Life Inc.	12,387	1,378
	Old Republic International Corp.	35,283	1,375
	Houlihan Lokey Inc.	7,215	1,364
	Pinnacle Financial Partners Inc.	10,690	1,359
	Morningstar Inc.	3,787	1,341

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Comerica Inc.	18,312	1,323
	MarketAxess Holdings Inc.	5,116	1,323
	Corebridge Financial Inc.	39,354	1,274
	Wintrust Financial Corp.	9,135	1,261
	Commerce Bancshares Inc.	16,434	1,212
	Zions Bancorp NA	20,010	1,211
	Voya Financial Inc.	14,274	1,185
	Cullen/Frost Bankers Inc.	8,219	1,156
	SEI Investments Co.	13,765	1,137
	Synovus Financial Corp.	19,799	1,130
	Ryan Specialty Holdings Inc.	14,412	1,087
	Prosperity Bancshares Inc.	12,341	1,033
	AGNC Investment Corp.	105,174	1,016
	RLI Corp.	5,772	1,015
	Axis Capital Holdings Ltd.	10,763	1,001
	Popular Inc.	10,048	998
	First American Financial Corp.	14,169	994
	MGIC Investment Corp.	36,266	952
	Invesco Ltd.	51,492	932
	Franklin Resources Inc.	40,121	913
	OneMain Holdings Inc.	15,884	911
	Columbia Banking System Inc.	28,467	883
	FNB Corp.	51,094	876
	Lazard Inc.	15,089	876
	Starwood Property Trust Inc.	42,916	874
	Lincoln National Corp.	23,964	852
	Hanover Insurance Group Inc.	5,077	838
	TPG Inc.	11,817	827
	Janus Henderson Group plc	18,180	823
	SLM Corp.	29,397	805
	Affiliated Managers Group Inc.	4,288	804
	Rithm Capital Corp.	71,016	799
	XP Inc. Class A	57,477	778
	Bank OZK	15,105	755
	White Mountains Insurance Group Ltd.	355	714
	Assured Guaranty Ltd.	7,039	657
	Kemper Corp.	8,184	585
	First Hawaiian Inc.	17,784	491
*	Brighthouse Financial Inc.	8,715	456
*	Credit Acceptance Corp.	889	442
	Virtu Financial Inc. Class A	11,287	421
	BOK Financial Corp.	3,013	358
*	Rocket Cos. Inc. Class A	19,439	282
	CNA Financial Corp.	3,116	157
	TFS Financial Corp.	6,939	98
	UWM Holdings Corp.	14,714	96
			905,123
Health Care (10.0%)
	Eli Lilly & Co.	112,159	89,206
	UnitedHealth Group Inc.	128,837	78,616
	Johnson & Johnson	337,906	52,379
	AbbVie Inc.	248,174	45,398
	Merck & Co. Inc.	355,173	36,100
	Abbott Laboratories	242,304	28,778
	Thermo Fisher Scientific Inc.	53,459	28,313
*	Intuitive Surgical Inc.	49,487	26,822
	Danaher Corp.	90,343	21,654
	Amgen Inc.	75,080	21,238
	Pfizer Inc.	793,691	20,803
	Stryker Corp.	50,684	19,876
*	Boston Scientific Corp.	205,788	18,657
*	Vertex Pharmaceuticals Inc.	36,198	16,945
	Bristol-Myers Squibb Co.	283,994	16,818
	Gilead Sciences Inc.	174,726	16,176
	Medtronic plc	179,714	15,552
	Elevance Health Inc.	32,541	13,243
	Cigna Group	39,012	13,178
	Zoetis Inc.	63,986	11,214
*	Regeneron Pharmaceuticals Inc.	14,621	10,969

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Becton Dickinson & Co.	40,577	9,004
	HCA Healthcare Inc.	26,464	8,660
*	Edwards Lifesciences Corp.	83,576	5,963
	Agilent Technologies Inc.	40,836	5,634
	GE HealthCare Technologies Inc.	63,448	5,280
	ResMed Inc.	20,367	5,072
*	IQVIA Holdings Inc.	25,244	5,070
	Humana Inc.	16,886	5,005
*	IDEXX Laboratories Inc.	11,542	4,868
*	Veeva Systems Inc. Class A	20,636	4,702
*	Alnylam Pharmaceuticals Inc.	17,689	4,477
*	Centene Corp.	73,768	4,426
*	DexCom Inc.	55,831	4,354
	Cardinal Health Inc.	34,004	4,157
	West Pharmaceutical Services Inc.	10,227	3,331
*	Biogen Inc.	20,497	3,292
	Zimmer Biomet Holdings Inc.	28,808	3,229
*	Illumina Inc.	22,239	3,206
*	Waters Corp.	8,208	3,158
	STERIS plc	13,864	3,037
*	Cooper Cos. Inc.	27,361	2,858
	Labcorp Holdings Inc.	11,760	2,836
*	Natera Inc.	15,947	2,676
*	Insulet Corp.	9,731	2,596
	Quest Diagnostics Inc.	15,601	2,538
*	Hologic Inc.	31,898	2,536
*	Align Technology Inc.	10,554	2,457
*	Molina Healthcare Inc.	8,154	2,429
	Baxter International Inc.	71,531	2,411
*	United Therapeutics Corp.	6,164	2,284
	Viatris Inc.	167,094	2,187
	Revvity Inc.	17,315	2,011
*	Avantor Inc.	95,340	2,008
*	Moderna Inc.	45,522	1,960
*	Tenet Healthcare Corp.	13,420	1,915
*	Neurocrine Biosciences Inc.	14,065	1,783
*	BioMarin Pharmaceutical Inc.	26,690	1,762
*	Sarepta Therapeutics Inc.	12,775	1,703
	Universal Health Services Inc. Class B	8,158	1,672
*	Incyte Corp.	22,337	1,666
	Bio-Techne Corp.	21,877	1,649
*	Exact Sciences Corp.	25,417	1,578
*	Catalent Inc.	25,254	1,543
*	Exelixis Inc.	40,365	1,472
	Royalty Pharma plc Class A	55,091	1,469
*	Charles River Laboratories International Inc.	7,199	1,433
	Encompass Health Corp.	13,839	1,425
*	Henry Schein Inc.	18,000	1,387
*	Solventum Corp.	19,167	1,371
*	Qiagen NV	31,149	1,353
*	Globus Medical Inc. Class A	15,772	1,350
*	Penumbra Inc.	5,185	1,266
	Teleflex Inc.	6,552	1,264
*	Intra-Cellular Therapies Inc.	14,472	1,240
*	Medpace Holdings Inc.	3,576	1,218
	Chemed Corp.	2,108	1,207
*	Repligen Corp.	7,878	1,186
*	DaVita Inc.	7,104	1,180
*	Masimo Corp.	6,080	1,049
*	Jazz Pharmaceuticals plc	8,528	1,037
*	Bio-Rad Laboratories Inc. Class A	2,729	929
*	Elanco Animal Health Inc. (XNYS)	69,869	923
	Bruker Corp.	15,527	900
*	Doximity Inc. Class A	16,873	894
*	Inspire Medical Systems Inc.	4,158	801
*	Ionis Pharmaceuticals Inc.	21,949	784
*	Viking Therapeutics Inc.	14,799	783
*	Roivant Sciences Ltd.	59,348	754
*	Ultragenyx Pharmaceutical Inc.	12,322	587
	Organon & Co.	36,776	584

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Dentsply Sirona Inc.	29,178	573
	Perrigo Co. plc	19,427	554
*	Acadia Healthcare Co. Inc.	12,901	524
*	Envista Holdings Corp.	23,516	524
*	Apellis Pharmaceuticals Inc.	14,338	486
*	Amedisys Inc.	4,486	410
*	Enovis Corp.	7,373	360
*	Azenta Inc.	7,721	357
	Premier Inc. Class A	14,969	343
*	QuidelOrtho Corp.	8,323	341
*	Fortrea Holdings Inc.	12,739	268
*	Sotera Health Co.	19,825	261
*	10X Genomics Inc. Class A	14,698	234
*	Certara Inc.	16,926	190
*	GRAIL Inc.	3,764	66
			782,255
Industrials (12.9%)
	Visa Inc. Class A	220,769	69,560
	Mastercard Inc. Class A	115,819	61,725
	Accenture plc Class A	87,937	31,866
	Caterpillar Inc.	68,505	27,821
	General Electric Co.	152,481	27,776
	American Express Co.	78,636	23,959
	RTX Corp.	186,388	22,708
	Honeywell International Inc.	91,281	21,262
	Eaton Corp. plc	55,940	21,001
	Union Pacific Corp.	85,385	20,890
*	Fiserv Inc.	80,317	17,747
	Automatic Data Processing Inc.	57,662	17,698
	Deere & Co.	35,319	16,455
	Lockheed Martin Corp.	29,923	15,842
*	Boeing Co.	96,295	14,968
	United Parcel Service Inc. Class B (XNYS)	102,012	13,845
	Trane Technologies plc	31,716	13,201
	Sherwin-Williams Co.	32,842	13,051
*	GE Vernova Inc.	38,165	12,752
	Parker-Hannifin Corp.	17,922	12,597
*	PayPal Holdings Inc.	143,060	12,413
	Illinois Tool Works Inc.	41,496	11,516
	Cintas Corp.	48,495	10,950
	General Dynamics Corp.	38,225	10,856
	Emerson Electric Co.	79,894	10,594
	3M Co.	77,374	10,332
	Capital One Financial Corp.	52,979	10,172
	CSX Corp.	274,242	10,024
	CRH plc	96,235	9,842
	FedEx Corp.	31,765	9,614
	TransDigm Group Inc.	7,621	9,549
	Northrop Grumman Corp.	19,337	9,468
	Carrier Global Corp.	117,458	9,088
	Norfolk Southern Corp.	31,687	8,741
	PACCAR Inc.	72,110	8,437
	United Rentals Inc.	9,311	8,063
*	Fair Isaac Corp.	3,320	7,885
	Johnson Controls International plc	93,389	7,832
	WW Grainger Inc.	6,099	7,351
	Cummins Inc.	19,126	7,173
	Quanta Services Inc.	20,287	6,989
*	Block Inc. (XNYS)	77,693	6,880
	Howmet Aerospace Inc.	56,683	6,710
	Fidelity National Information Services Inc.	78,600	6,705
	Paychex Inc.	45,058	6,591
	L3Harris Technologies Inc.	26,536	6,534
*	Axon Enterprise Inc.	10,048	6,501
	AMETEK Inc.	32,312	6,281
	Old Dominion Freight Line Inc.	27,431	6,176
	Ferguson Enterprises Inc.	28,321	6,115
	Ingersoll Rand Inc. (XYNS)	56,469	5,882
	Verisk Analytics Inc.	19,930	5,864

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Otis Worldwide Corp.	56,492	5,818
	Vulcan Materials Co.	18,494	5,329
	Martin Marietta Materials Inc.	8,555	5,133
	Westinghouse Air Brake Technologies Corp.	24,442	4,904
	DuPont de Nemours Inc.	58,432	4,884
	Rockwell Automation Inc.	15,984	4,718
	Equifax Inc.	17,199	4,499
	Dow Inc.	98,424	4,351
	Xylem Inc.	33,770	4,280
	Global Payments Inc.	35,516	4,225
*	Keysight Technologies Inc.	24,477	4,182
	PPG Industries Inc.	32,696	4,066
	Smurfit WestRock plc	72,238	3,975
	Dover Corp.	19,126	3,938
	Fortive Corp.	49,534	3,930
	Veralto Corp.	34,416	3,723
	Synchrony Financial	55,060	3,718
*	Mettler-Toledo International Inc.	2,957	3,700
*	Corpay Inc.	9,618	3,666
	Hubbell Inc.	7,533	3,466
	EMCOR Group Inc.	6,536	3,334
*	Builders FirstSource Inc.	16,894	3,150
*	Teledyne Technologies Inc.	6,447	3,128
	Packaging Corp. of America	12,488	3,108
	Lennox International Inc.	4,519	3,015
	Carlisle Cos. Inc.	6,455	2,948
*	Zebra Technologies Corp. Class A	7,171	2,919
	TransUnion	27,066	2,747
	Watsco Inc.	4,868	2,685
	Ball Corp.	42,746	2,657
	Snap-on Inc.	7,185	2,656
	Booz Allen Hamilton Holding Corp.	17,889	2,651
	Owens Corning	12,153	2,499
	Pentair plc	22,926	2,499
*	Trimble Inc.	34,210	2,496
	Masco Corp.	30,816	2,483
	RPM International Inc.	17,887	2,482
	IDEX Corp.	10,668	2,460
	Jacobs Solutions Inc.	17,318	2,446
	Comfort Systems USA Inc.	4,937	2,435
	HEICO Corp. Class A	11,513	2,431
*	XPO Inc.	15,901	2,423
	Expeditors International of Washington Inc.	19,892	2,420
*	Affirm Holdings Inc.	32,161	2,252
	Textron Inc.	25,972	2,224
	AECOM	18,823	2,202
	JB Hunt Transport Services Inc.	11,568	2,188
	Amcor plc	202,731	2,157
	Graco Inc.	23,639	2,153
*	Saia Inc.	3,733	2,124
	Nordson Corp.	7,947	2,074
	Curtiss-Wright Corp.	5,382	2,011
	Stanley Black & Decker Inc.	21,654	1,937
	nVent Electric plc	23,247	1,820
	Jack Henry & Associates Inc.	10,214	1,800
	ITT Inc.	11,504	1,796
*	TopBuild Corp.	4,475	1,748
	Allegion plc	12,195	1,718
	CH Robinson Worldwide Inc.	16,121	1,702
	Lincoln Electric Holdings Inc.	7,773	1,698
	BWX Technologies Inc.	12,806	1,676
	HEICO Corp.	6,018	1,645
	Regal Rexnord Corp.	9,353	1,615
	AptarGroup Inc.	9,149	1,582
	Tetra Tech Inc.	37,655	1,563
*	Generac Holdings Inc.	8,286	1,559
	CNH Industrial NV	122,954	1,544
	Crown Holdings Inc.	16,477	1,517
	Woodward Inc.	8,338	1,504
	Allison Transmission Holdings Inc.	12,316	1,459

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Eagle Materials Inc.	4,604	1,422
	Acuity Brands Inc.	4,289	1,375
	Fortune Brands Innovations Inc.	17,055	1,335
	Advanced Drainage Systems Inc.	9,806	1,327
	AAON Inc.	9,606	1,310
	WESCO International Inc.	6,148	1,301
	Donaldson Co. Inc.	16,653	1,300
*	Core & Main Inc. Class A	26,679	1,295
	Knight-Swift Transportation Holdings Inc.	21,764	1,292
*	Bill Holdings Inc.	14,129	1,275
	A O Smith Corp.	16,928	1,261
	Toro Co.	14,474	1,260
*	Paylocity Holding Corp.	6,057	1,257
*	Axalta Coating Systems Ltd.	30,958	1,253
	Crane Co.	6,865	1,250
*	MasTec Inc.	8,616	1,241
	Graphic Packaging Holding Co.	40,940	1,232
*	API Group Corp.	31,889	1,205
	Berry Global Group Inc.	16,278	1,177
	Simpson Manufacturing Co. Inc.	5,971	1,125
	Genpact Ltd.	24,319	1,123
*	Trex Co. Inc.	14,946	1,121
	Flowserve Corp.	18,264	1,114
	Huntington Ingalls Industries Inc.	5,563	1,101
*	AZEK Co. Inc.	20,205	1,073
	MKS Instruments Inc.	9,420	1,070
*	WEX Inc.	5,660	1,068
	Robert Half Inc.	14,288	1,066
*	Middleby Corp.	7,423	1,064
	Louisiana-Pacific Corp.	8,912	1,053
*	ATI Inc.	17,396	1,047
	Esab Corp.	7,977	1,030
	Oshkosh Corp.	9,061	1,029
*	Mohawk Industries Inc.	7,332	1,018
	Ryder System Inc.	5,987	1,011
*	Kirby Corp.	7,987	1,010
*	FTI Consulting Inc.	4,959	1,004
*	GXO Logistics Inc.	16,101	979
	Valmont Industries Inc.	2,805	976
*	WillScot Holdings Corp.	25,348	969
	Cognex Corp.	24,213	968
*	Shift4 Payments Inc. Class A	8,458	965
	Armstrong World Industries Inc.	5,952	951
	Landstar System Inc.	4,969	924
	MSA Safety Inc.	5,124	891
	AGCO Corp.	8,706	881
	Littelfuse Inc.	3,480	858
	Vontier Corp.	21,636	849
	Brunswick Corp.	9,497	765
	Air Lease Corp.	14,942	761
	Sealed Air Corp.	20,335	744
	Sonoco Products Co.	13,365	693
	Silgan Holdings Inc.	11,671	671
	Sensata Technologies Holding plc	20,480	658
*	Euronet Worldwide Inc.	6,086	640
*	Gates Industrial Corp. plc	28,864	640
	MSC Industrial Direct Co. Inc. Class A	6,323	543
*	Spirit AeroSystems Holdings Inc. Class A	16,615	538
	Western Union Co.	47,578	524
*	Everus Construction Group Inc.	7,291	464
	Crane NXT Co.	7,006	439
	ManpowerGroup Inc.	6,662	429
*	Amentum Holdings Inc.	17,582	428
*	Hayward Holdings Inc.	19,386	313
	Vestis Corp.	19,124	308
	ADT Inc.	39,773	303
	Schneider National Inc. Class B	6,062	204
*	Loar Holdings Inc.	1,459	134

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Ardagh Group SA	2,011	17
			1,005,619
Real Estate (2.5%)
	Prologis Inc.	129,364	15,107
	American Tower Corp.	65,340	13,656
	Equinix Inc.	13,278	13,032
	Welltower Inc.	84,486	11,674
	Digital Realty Trust Inc.	45,197	8,845
	Simon Property Group Inc.	45,258	8,309
	Public Storage	22,174	7,718
	Realty Income Corp.	121,955	7,060
	Crown Castle Inc.	60,749	6,455
*	CBRE Group Inc. Class A	42,730	5,982
	Iron Mountain Inc.	40,886	5,056
	Extra Space Storage Inc.	29,207	4,993
	VICI Properties Inc.	145,340	4,740
	AvalonBay Communities Inc.	19,791	4,658
*	CoStar Group Inc.	57,095	4,644
	Equity Residential	52,677	4,038
	Ventas Inc.	56,302	3,607
	SBA Communications Corp.	15,053	3,406
	Weyerhaeuser Co.	101,755	3,283
	Invitation Homes Inc.	86,206	2,953
	Essex Property Trust Inc.	8,894	2,761
	Alexandria Real Estate Equities Inc.	24,393	2,689
	Mid-America Apartment Communities Inc.	16,308	2,677
	Kimco Realty Corp.	92,209	2,358
	Sun Communities Inc.	17,335	2,190
	Healthpeak Properties Inc.	98,376	2,163
	UDR Inc.	46,221	2,120
	Regency Centers Corp.	25,921	1,959
	Gaming & Leisure Properties Inc.	36,428	1,880
	Equity LifeStyle Properties Inc.	25,943	1,851
*	Jones Lang LaSalle Inc.	6,553	1,839
	Camden Property Trust	14,580	1,834
	American Homes 4 Rent Class A	47,644	1,824
*	Zillow Group Inc. Class C	21,237	1,799
	Host Hotels & Resorts Inc.	97,629	1,798
	BXP Inc.	21,793	1,787
	WP Carey Inc.	30,130	1,719
	Lamar Advertising Co. Class A	12,337	1,653
	CubeSmart	31,370	1,555
	Omega Healthcare Investors Inc.	34,873	1,416
	Federal Realty Investment Trust	11,630	1,357
	Rexford Industrial Realty Inc.	29,985	1,262
	Brixmor Property Group Inc.	41,706	1,254
	EastGroup Properties Inc.	6,719	1,157
	NNN REIT Inc.	25,268	1,111
	Agree Realty Corp.	13,634	1,047
	Vornado Realty Trust	24,238	1,043
	First Industrial Realty Trust Inc.	18,276	977
	Healthcare Realty Trust Inc.	52,830	968
	Americold Realty Trust Inc.	40,093	957
	STAG Industrial Inc.	25,127	924
	Cousins Properties Inc.	21,710	689
	Kilroy Realty Corp.	16,512	686
	Rayonier Inc.	21,170	675
*	Zillow Group Inc. Class A	7,758	632
	Lineage Inc.	8,653	549
	EPR Properties	10,614	482
	Highwoods Properties Inc.	14,400	467
	Park Hotels & Resorts Inc.	29,522	459
	National Storage Affiliates Trust	9,654	435
	Medical Properties Trust Inc.	85,629	376
*	Howard Hughes Holdings Inc.	4,227	367
*	Seaport Entertainment Group Inc.	1,066	36
			196,998

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
Technology (33.9%)
	Apple Inc.	2,036,702	483,370
	NVIDIA Corp.	3,278,667	453,276
	Microsoft Corp.	1,042,008	441,249
	Meta Platforms Inc. Class A	306,980	176,305
	Alphabet Inc. Class A	823,183	139,077
	Alphabet Inc. Class C	690,426	117,711
	Broadcom Inc.	637,063	103,255
	Salesforce Inc.	131,380	43,354
	Oracle Corp.	220,089	40,681
*	Adobe Inc.	62,117	32,048
*	Advanced Micro Devices Inc.	225,497	30,933
*	ServiceNow Inc.	28,773	30,196
	International Business Machines Corp.	128,577	29,240
	Texas Instruments Inc.	127,512	25,634
	QUALCOMM Inc.	156,398	24,794
	Intuit Inc.	38,264	24,555
	Applied Materials Inc.	116,513	20,356
*	Palantir Technologies Inc. Class A	281,753	18,900
*	Palo Alto Networks Inc.	43,145	16,733
	Analog Devices Inc.	69,372	15,127
	Micron Technology Inc.	154,374	15,121
	Intel Corp.	596,673	14,350
	Lam Research Corp.	182,847	13,509
*	AppLovin Corp. Class A	36,733	12,370
	KLA Corp.	18,855	12,200
	Amphenol Corp. Class A	165,366	12,014
*	Synopsys Inc.	21,317	11,905
*	Cadence Design Systems Inc.	38,176	11,713
	Marvell Technology Inc.	119,973	11,120
*	Crowdstrike Holdings Inc. Class A	31,732	10,978
*	Autodesk Inc.	30,185	8,811
*	DoorDash Inc. Class A	48,559	8,764
*	MicroStrategy Inc. Class A	21,913	8,491
	Roper Technologies Inc.	14,988	8,490
*	Fortinet Inc.	88,421	8,404
*	Snowflake Inc. Class A	44,196	7,725
*	Workday Inc. Class A	29,649	7,412
	Vertiv Holdings Co. Class A	50,111	6,394
*	Datadog Inc. Class A	41,765	6,380
*	Atlassian Corp. Class A	21,956	5,787
	Cognizant Technology Solutions Corp. Class A	69,663	5,607
*	Gartner Inc.	10,543	5,461
	Corning Inc.	107,198	5,217
	Microchip Technology Inc.	74,194	5,058
*	HubSpot Inc.	6,825	4,921
	Dell Technologies Inc. Class C	38,089	4,860
	HP Inc.	136,625	4,841
*	ANSYS Inc.	12,266	4,307
*	ON Semiconductor Corp.	59,836	4,256
*	Cloudflare Inc. Class A	41,814	4,174
*	GoDaddy Inc. Class A	19,837	3,919
	Hewlett Packard Enterprise Co.	181,005	3,841
*	Tyler Technologies Inc.	5,924	3,727
	Monolithic Power Systems Inc.	6,556	3,721
	NetApp Inc.	28,721	3,522
*	Western Digital Corp.	45,795	3,343
*	PTC Inc.	16,688	3,339
	CDW Corp.	18,715	3,293
*	MongoDB Inc.	9,905	3,194
	Leidos Holdings Inc.	18,802	3,110
*	Zoom Communications Inc.	36,725	3,037
*	Toast Inc. Class A	62,453	2,719
*	Zscaler Inc.	12,905	2,666
*	Pinterest Inc. Class A	84,753	2,570
*	Twilio Inc. Class A	23,993	2,508
*	Manhattan Associates Inc.	8,560	2,443
	Teradyne Inc.	21,962	2,416
*	Guidewire Software Inc.	11,566	2,347
	Gen Digital Inc. (XNGS)	76,018	2,345

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	SS&C Technologies Holdings Inc.	30,234	2,338
*	Dynatrace Inc.	40,990	2,303
*	Pure Storage Inc. Class A	43,226	2,291
*	Super Micro Computer Inc. (XNGS)	69,760	2,277
*	DocuSign Inc.	28,268	2,253
	Entegris Inc.	21,139	2,233
*	Nutanix Inc. Class A	34,163	2,230
*	VeriSign Inc.	11,814	2,211
	Jabil Inc.	15,310	2,080
*	F5 Inc.	8,094	2,026
	Skyworks Solutions Inc.	22,651	1,984
*	Akamai Technologies Inc.	20,968	1,971
*	EPAM Systems Inc.	7,795	1,901
*	Coherent Corp.	18,552	1,858
*	Okta Inc.	22,135	1,717
*	Dayforce Inc.	20,934	1,675
	Paycom Software Inc.	7,166	1,662
*	CACI International Inc. Class A	3,072	1,413
	Amdocs Ltd.	15,872	1,376
*	Globant SA	5,915	1,347
	TD SYNNEX Corp.	10,614	1,263
*	Elastic NV	11,392	1,247
*	Procore Technologies Inc.	14,852	1,206
*	Match Group Inc.	36,233	1,186
	KBR Inc.	18,627	1,133
*	Onto Innovation Inc.	6,886	1,131
*	Kyndryl Holdings Inc.	32,196	1,118
*	Lattice Semiconductor Corp.	19,330	1,097
	Universal Display Corp.	6,634	1,091
*	SentinelOne Inc. Class A	38,491	1,076
*	Gitlab Inc. Class A	16,690	1,064
*	Maplebear Inc.	24,228	1,058
*	Confluent Inc. Class A	34,064	1,051
*	MACOM Technology Solutions Holdings Inc.	7,848	1,042
*	Smartsheet Inc. Class A	18,542	1,037
*	Unity Software Inc.	41,605	1,003
	Bentley Systems Inc. Class B	19,795	980
*	Aspen Technology Inc.	3,761	940
*	Qorvo Inc.	13,460	929
*	Dropbox Inc. Class A	33,087	915
*	Arrow Electronics Inc.	7,554	908
	Science Applications International Corp.	7,270	903
*	UiPath Inc. Class A	61,720	877
*	Cirrus Logic Inc.	7,621	796
*	Appfolio Inc. Class A	3,087	783
*	CCC Intelligent Solutions Holdings Inc.	62,089	782
	Avnet Inc.	12,489	683
*	HashiCorp Inc. Class A	20,023	673
	Dolby Laboratories Inc. Class A	8,111	635
*	Parsons Corp.	6,456	619
	Pegasystems Inc.	6,357	604
*	GLOBALFOUNDRIES Inc.	13,848	599
*	DXC Technology Co.	25,388	571
	Dun & Bradstreet Holdings Inc.	42,658	542
*	IAC Inc.	10,652	504
*	nCino Inc.	11,660	490
*	ZoomInfo Technologies Inc.	42,975	470
*	Teradata Corp.	13,970	432
*	Five9 Inc.	10,254	423
	Amkor Technology Inc.	15,848	419
*	RingCentral Inc. Class A	11,087	417
*	DoubleVerify Holdings Inc.	19,645	399
*	Allegro MicroSystems Inc.	16,818	365
*	Clarivate plc	57,602	330
*	Astera Labs Inc.	3,090	319
	Concentrix Corp.	6,840	307
*	IPG Photonics Corp.	3,832	299
*	Informatica Inc. Class A	10,831	287
*,1	Trump Media & Technology Group Corp.	8,119	257
*	Wolfspeed Inc.	17,848	171

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
*	Paycor HCM Inc.	9,206	166
			2,652,237
Telecommunications (2.1%)
	Cisco Systems Inc.	568,199	33,643
	Verizon Communications Inc.	590,089	26,165
	AT&T Inc.	1,005,194	23,280
	Comcast Corp. Class A	537,870	23,231
	T-Mobile US Inc.	67,783	16,738
*	Arista Networks Inc.	36,077	14,641
	Motorola Solutions Inc.	23,056	11,521
*	Charter Communications Inc. Class A	13,113	5,205
	Juniper Networks Inc.	46,098	1,656
*	Ciena Corp.	19,902	1,388
*	Liberty Broadband Corp. Class C	15,577	1,326
*	Roku Inc.	17,722	1,223
*	Frontier Communications Parent Inc.	34,803	1,212
*	Lumentum Holdings Inc.	9,575	833
	Iridium Communications Inc.	16,306	485
*	Liberty Global Ltd. Class A	23,790	336
*	Liberty Global Ltd. Class C	22,324	326
	Ubiquiti Inc.	621	215
*	Liberty Broadband Corp. Class A	2,315	196
*,2	GCI Liberty Inc.	11,885	—
			163,620
Utilities (2.6%)
	NextEra Energy Inc.	287,996	22,657
	Southern Co.	153,424	13,675
	Waste Management Inc.	56,168	12,819
	Duke Energy Corp.	108,053	12,648
	Constellation Energy Corp.	44,101	11,314
	Sempra	88,573	8,297
	Vistra Corp.	48,212	7,706
	American Electric Power Co. Inc.	73,664	7,356
	Dominion Energy Inc.	117,108	6,880
	Public Service Enterprise Group Inc.	69,745	6,577
	PG&E Corp.	298,933	6,466
	Republic Services Inc.	28,757	6,278
	Xcel Energy Inc.	77,910	5,653
	Exelon Corp.	140,170	5,545
	Consolidated Edison Inc.	48,293	4,858
	Edison International	53,056	4,656
	Entergy Corp.	29,742	4,645
	WEC Energy Group Inc.	44,516	4,498
	American Water Works Co. Inc.	27,484	3,764
	DTE Energy Co.	29,098	3,660
	PPL Corp.	103,540	3,617
	Ameren Corp.	37,483	3,538
	FirstEnergy Corp.	80,141	3,410
	Atmos Energy Corp.	21,183	3,205
	Eversource Energy	49,509	3,193
	NRG Energy Inc.	29,230	2,970
	CenterPoint Energy Inc.	89,303	2,913
	CMS Energy Corp.	41,626	2,902
	NiSource Inc.	63,095	2,403
	Alliant Energy Corp.	35,968	2,273
	Evergy Inc.	31,375	2,028
*	Clean Harbors Inc.	7,087	1,843
	Pinnacle West Capital Corp.	15,879	1,488
	Essential Utilities Inc.	35,241	1,411
	AES Corp.	99,708	1,300
	OGE Energy Corp.	27,855	1,224
	UGI Corp.	28,765	873
	IDACORP Inc.	6,925	820
	National Fuel Gas Co.	12,760	816
[1]	Brookfield Renewable Corp. Class A	19,357	618
	MDU Resources Group Inc.	29,175	585
	Clearway Energy Inc. Class C	13,664	403
	Avangrid Inc.	9,815	354

Vanguard® Russell 1000 Index Fund
		Shares	Market Value ($000)
	Clearway Energy Inc. Class A	2,453	68
			204,207
Total Common Stocks (Cost $4,482,011)			7,802,798
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.651% (Cost $1,504)	15,045	1,504
Total Investments (99.8%) (Cost $4,483,515)			7,804,302
Other Assets and Liabilities—Net (0.2%)			15,493
Net Assets (100%)			7,819,795
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,436,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,490,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	57	17,247	80
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Russell 1000 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,802,781	17	—	7,802,798
Temporary Cash Investments	1,504	—	—	1,504
Total	7,804,285	17	—	7,804,302
Derivative Financial Instruments
Assets
Futures Contracts[1]	80	—	—	80
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.